Fount Subscription Economy ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Canada — 8.3%
BCE	2,301	$115,319
Brookfield Asset Management, Cl A	2,249	125,073
Shopify, Cl A*	108	164,353
TC Energy	2,275	106,266
Thomson Reuters	1,157	137,861
		648,872
China — 4.2%
Spotify Technology*	420	100,170
Tencent Holdings	3,900	229,822
		329,992
France — 1.9%
Dassault Systemes	2,483	148,658

Japan — 7.5%
KDDI	4,000	116,254
M3*	1,600	86,225
Recruit Holdings	2,600	158,022
SoftBank	8,800	121,097
SoftBank Group	1,900	100,903
		582,501
Switzerland — 1.6%
Partners Group Holding	74	127,145

United Kingdom — 3.0%
RELX PLC	4,368	135,052
Vodafone Group PLC	68,211	98,671
		233,723
United States — 73.1%
Communication Services— 20.3%
Activision Blizzard	1,300	76,180
Alphabet, Cl A*	146	414,341
AT&T	5,863	133,852
Charter Communications, Cl A*	203	131,195
Comcast, Cl A	2,886	144,242
Electronic Arts	780	96,892
Netflix*	346	222,097
Snap, Cl A*	1,885	89,745
T-Mobile US*	1,118	121,650
Verizon Communications	3,237	162,724
		1,592,918
Financials— 12.8%
BlackRock, Cl A	167	151,070
Blackstone, Cl A	1,253	177,237
Marsh & McLennan	875	143,518
Moody’s	338	132,036
MSCI, Cl A	214	134,702
S&P Global	325	148,112
T Rowe Price Group	572	114,371
		1,001,046
Health Care— 2.5%
Cigna	473	90,769
Veeva Systems, Cl A*	364	102,859
		193,628
Industrials— 1.7%
IHS Markit	1,014	129,609

Information Technology— 35.8%
Adobe*	339	227,079
Autodesk*	416	105,743
Automatic Data Processing	642	148,231
Crowdstrike Holdings, Cl A*	458	99,450
DocuSign, Cl A*	418	102,979
Intuit	299	195,038
Microsoft	2,813	929,950
Oracle	2,197	199,356
salesforce.com*	738	210,300
ServiceNow*	248	160,630
Synopsys*	411	140,151
Twilio, Cl A*	303	86,703
Workday, Cl A*	479	131,356
Zoom Video Communications, Cl A*	338	71,457
		2,808,423
		5,725,624

Total Common Stock
(Cost $8,141,161)		7,796,515

Fount Subscription Economy ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 0.030%(A)	30,832	$30,832

Total Short-Term Investment
(Cost $30,832)		30,832

Total Investments - 100.0%
(Cost $8,171,993)		$7,827,347

Percentages are based on net assets of $7,829,216.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of November 30, 2021.

Cl — Class
PLC — Public Limited Company

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

Fount Metaverse ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%

Australia — 1.9%
Aristocrat Leisure	4,987	$155,974

China — 9.8%
Baidu, Cl A*	6,550	121,828
Bilibili, Cl Z*	1,280	84,968
Hello Group ADR*	9,704	112,275
NetEase	7,800	168,690
Weibo ADR*	2,842	113,140
XD*	16,800	100,423
Xiaomi, Cl B*	48,600	120,193
		821,517
France — 1.3%
Ubisoft Entertainment*	2,160	110,161

Japan — 14.6%
Capcom	5,100	127,068
DeNA*	7,000	103,571
Koei Tecmo Holdings	3,100	129,821
Konami Holdings	2,400	122,806
Mixi	5,600	99,675
Nexon	7,000	138,958
Oriental Land	1,000	157,118
Sega Sammy Holdings	11,300	183,615
Square Enix Holdings	3,000	156,678
		1,219,310
Russia — 3.2%
VK GDR*	6,586	110,513
Yandex, Cl A*	2,187	157,333
		267,846
South Korea — 10.6%
Kakao Games*	2,903	240,960
NAVER	476	152,669
NCSoft	211	120,962
Netmarble	1,277	125,776
Pearl Abyss*	2,218	245,905
		886,272
Sweden — 5.1%
Embracer Group, Cl B*	11,242	120,947
Evolution	1,028	107,708
Paradox Interactive	7,048	111,529
Stillfront Group*	15,358	85,974
		426,158
Taiwan — 2.2%
Sea ADR*	626	180,332

United Arab Emirates — 0.6%
Yalla Group ADR*	7,364	52,726

United States — 49.6%
Communication Services— 30.8%
Activision Blizzard	1,904	111,574
Alphabet, Cl A*	157	445,558
Bumble, Cl A*	2,576	88,254
Electronic Arts	1,162	144,344
Meta Platforms, Cl A*	1,569	509,078
Pinterest, Cl A*	2,114	84,687
Playtika Holding*	6,374	109,633
ROBLOX, Cl A*	1,880	237,068
Snap, Cl A*	2,764	131,594
Take-Two Interactive Software*	885	146,804
Twitter*	2,506	110,114
Walt Disney*	1,280	185,472
Warner Music Group, Cl A	4,120	178,519
Zynga, Cl A*	14,266	86,024
		2,568,723
Consumer Discretionary— 1.2%
DraftKings, Cl A*	2,940	101,577

Industrials— 1.2%
Maxar Technologies	3,682	101,365

Information Technology— 16.4%
Apple	6,820	1,127,346
Unity Software*	1,406	242,380
		1,369,726
		4,141,391

Total Common Stock
(Cost $8,617,226)		8,261,687

Fount Metaverse ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 1.1%
Invesco Government & Agency, CI Institutional, 0.030%(A)	91,180	$91,180

Total Short-Term Investment
(Cost $91,180)		91,180

Total Investments - 100.0%
(Cost $8,708,406)		$8,352,867

Percentages are based on net assets of $8,349,478.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

Fount

Notes to Schedules of Investments

November 30, 2021 (Unaudited)

Security Valuation — Each of the Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired. will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

FIC-QH-001-0100